Consolidated Statements of Changes in Equity (Unaudited) - USD ($) $ in Thousands		Issued capital [member]	Reserve of exchange differences on translation [member]	Capital reserve [member]	Reserve of share-based payments [member]	Retained earnings [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
Balance at Dec. 31, 2022		$ 83,471	$ (9,787)	$ 132,591	$ 14,997	$ (50,222)	$ 171,050	$ 22,409	$ 193,459
Statement Line Items [Line Items]
Dividends declared		0	0	0	0	(6,066)	(6,066)	(1,512)	(7,578)
- Shares issued on settlement of incentive plan awards		351	0	0	0	0	351	0	351
- Equity-settled share-based expense		0	0	0	331	0	331	0	331
- Equity raise (net of transaction cost)		15,658	0	0	0	0	15,658	0	15,658
- Bilboes acquisition		65,677	0	0	0	0	65,677	0	65,677
(Loss) profit for the period		0	0	0	0	(5,542)	(5,542)	1,524	(4,018)
Other comprehensive income for the period		0	(699)	0	0	0	(699)	0	(699)
Balance at Jun. 30, 2023		165,157	(10,486)	132,591	15,328	(61,830)	240,760	22,421	263,181
Balance at Dec. 31, 2022		83,471	(9,787)	132,591	14,997	(50,222)	171,050	22,409	193,459
Balance at Dec. 31, 2023		165,068	(10,409)	132,591	15,637	(63,172)	239,715	24,477	264,192
Statement Line Items [Line Items]
Dividends declared	[1]	0	0	0	0	(5,373)	(5,373)	(756)	(6,129)
- Shares issued on settlement of incentive plan awards		83	0	0	0	0	83	0	83
- Equity-settled share-based expense		0	0	0	592	0	592	0	592
- Equity raise (net of transaction cost)									0
(Loss) profit for the period		0	0	0	0	10,560	10,560	2,605	13,165
Other comprehensive income for the period		0	34	0	0	0	34	0	34
Balance at Jun. 30, 2024		165,188	(10,375)	132,591	16,229	(57,985)	245,648	26,326	271,974
Statement Line Items [Line Items]
Shares issued - options exercised		$ 37	$ 0	$ 0	$ 0	$ 0	$ 37	$ 0	$ 37

[1]	Dividends of $2.7 million declared on January 2, 2024 were paid on January 26, 2024. Dividends of $2.7 million declared on March 27, 2024 were paid on April 26, 2024. Dividends to NCI declared and accrued for during the period amounted to $756. $259 of the NCI dividends declared during 2023 was paid during the period.